Property and Equipment (Table)	12 Months Ended
Dec. 31, 2020
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Summary of Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2018	757	774	295	1,826
Impact of IFRS 16 adoption	126	-	2	128
Additions:
Capital expenditures	46	46	16	108
Leases	143	41	-	184
Acquisitions	1	3	3	7
Removed from service	(3)	(130)	(5)	(138)
Disposals of businesses	(168)	(13)	(1)	(182)
Translation and other, net	(4)	31	2	29
December 31, 2019	898	752	312	1,962
Additions:
Capital expenditures	19	24	23	66
Leases	21	32	2	55
Removed from service	(19)	(12)	(3)	(34)
Disposals of businesses	(10)	-	(6)	(16)
Translation and other, net	5	(4)	(32)	(31)
December 31, 2020	914	792	296	2,002
Accumulated depreciation:
December 31, 2018	(441)	(687)	(225)	(1,353)
Current year depreciation	(84)	(54)	(16)	(154)
Removed from service	3	130	5	138
Disposals of businesses	38	10	1	49
Translation and other, net	3	(33)	3	(27)
December 31, 2019	(481)	(634)	(232)	(1,347)
Current year depreciation	(105)	(64)	(15)	(184)
Removed from service	19	12	3	34
Disposals of businesses	7	-	4	11
Translation and other, net	15	2	12	29
December 31, 2020	(545)	(684)	(228)	(1,457)
Carrying amount:
December 31, 2019	417	118	80	615
December 31, 2020	369	108	68	545